Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets
	Property	Office equipment	Motor Vehicle	Total
	USD	USD	USD	USD
Balance as at January 1, 2023	59,441	4,747	146,463	210,651
Addition	-	-	52,664	52,664
Loss from early termination of lease	-	-	(20,854)	(20,854)
Depreciation	(59,582)	(1,393)	(104,887)	(165,862)
Effect of movement in exchange rates	141	71	1,623	1,835
As at December 31, 2023	-	3,425	75,009	78,434
Additions	952,609	-	453,069	1,405,678
Loss from early termination of lease	-	-	(7,872)	(7,872)
Depreciation	(165,963)	(1,396)	(69,850)	(237,209)
Effects of movement in exchange rates	(11,863)	(82)	(7,610)	(19,555)
Balance at December 31, 2024	774,783	1,947	442,746	1,219,476

Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income	Amounts recognized in consolidated statements of profit or loss and other comprehensive income:
	2024	2023	2022
	USD	USD	USD
Interest on lease liabilities	67,702	10,088	12,280
Expenses relating to short-term lease and low value assets	277,005	292,897	224,731
Depreciation charge for right-of-use assets	237,209	165,862	127,352

Schedule of Amounts Recognized in Statements of Cash Flows	Amounts recognized in statements of cash flows
	2024	2023	2022
	USD	USD	USD
Payment of lease liabilities	(269,292)	(178,040)	(133,382)